Deposits Paid for Acquisition of Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Deposits Paid for Acquisition of Property, Plant and Equipment [Abstract]
Deposits paid for acquisition of property, plant and equipment

12. Deposits paid for acquisition of property, plant and equipment

	As of December 31,
	2022	2023
	USD’000	USD’000
Deposits paid for acquisition of property, plant and equipment	6,860	—

As of December 31, 2022, deposits paid represented the prepaid costs as to the acquisition of bearer plants of 3,000mu (approximately 2,000,000 square meters) in Changguan Village and 2,300mu (approximately 1,533,334 square meters) in Shakengli Village located in Fujian, the PRC.

On February 17, 2023, the Group entered into a supplementary agreement with village committee of Changguan Village pursuant to which it was agreed that RMB27,000,000 (approximately USD3,936,000) which had been prepaid by the Group to the village committee is to be offset against the consideration of RMB30,420,000 (approximately USD4,434,000) for the non-cash acquisition of bearer plant of 1,014mu (approximately 676,000 square meters). The net amount of RMB3,420,000 (approximately USD500,000) was paid in February 2023.

On February 17, 2023, the Group entered into a supplementary agreement with village committee of Shakengli Village pursuant to which it was agreed that RMB20,700,000 (approximately USD3,017,000) which had been prepaid by the Group to the village committee is to be offset against the consideration of RMB24,000,000 (approximately USD3,499,000) for the non-cash acquisition of bearer plan of 800mu (approximately 533,334 square meters). The net amount of RMB3,300,000 (approximately USD483,000) was paid in February 2023.